Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.9%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$917	$ 934,431
Total Asset-Backed Securities (identified cost $917,272)		$ 934,431

Collateralized Mortgage Obligations — 67.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$49	$ 43,202
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	47	44,068
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	69	65,403
Series 2024-NQM1, Class B1, 8.042%, 12/1/63(1)	112	114,099
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	801	785,053
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(2)	1,138	1,173,888
Series 2024-2, Class A, 9.60%, 11/25/59(1)(2)	1,187	1,229,412
Series 2024-3, Class A, 8.463%, 1/25/60(1)(2)	1,398	1,452,167
Series 2025-1, Class A, 7.412%, 4/25/60(1)(2)	1,652	1,719,806
Series 2025-2, Class A, 6.981%, 10/25/60(1)(2)	2,017	2,095,263
CHNGE Mortgage Trust:
Series 2022-NQM1, Class A3, 5.82% to 1/25/26, 6/25/67(1)(3)	61	60,652
Series 2022-NQM1, Class M1, 5.82% to 1/25/26, 6/25/67(1)(3)	500	499,775
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(3)	130	129,983
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(3)	377	383,285
Cross Mortgage Trust, Series 2024-H2, Class B1B, 8.234%, 4/25/69(1)(2)	470	476,944
FARM Mortgage Trust:
Series 2021-1, Class B, 3.227%, 7/25/51(1)(2)	1,481	1,163,910
Series 2022-1, Class B, 2.955%, 1/25/52(1)(2)	2,011	1,537,147
Series 2023-1, Class B, 3.036%, 3/25/52(1)(2)	891	681,110
Series 2024-1, Class B, 5.084%, 10/1/53(1)(2)	848	763,666
Series 2025-1, Class B, 5.627%, 8/1/55(1)(2)	1,158	1,035,801
Series 2025-2, Class B, 5.69%, 9/25/55(1)(2)	500	441,019
Federal Home Loan Mortgage Corp.:
Series 5489, Class S, 7.097%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,123	1,183,140
Series 5508, Class DS, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	432	486,127
Series 5508, Class SC, 9.377%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	825	923,086
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.489%, (30-day SOFR Average + 7.614%), 9/25/49(1)(5)	250	280,614
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-HQA1, Class B2, 8.874%, (30-day SOFR Average + 5.00%), 8/25/33(1)(5)	$2,250	$ 2,621,257
Series 2021-HQA2, Class B2, 9.324%, (30-day SOFR Average + 5.45%), 12/25/33(1)(5)	1,300	1,551,287
Series 2022-HQA2, Class M1B, 7.874%, (30-day SOFR Average + 4.00%), 7/25/42(1)(5)	500	523,703
Series 2023-HQA2, Class M1B, 7.224%, (30-day SOFR Average + 3.35%), 6/25/43(1)(5)	750	774,936
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	519,205
Series 2024-102, Class SA, 7.097%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,082	1,144,948
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	178	181,139
Series 2023-R03, Class 2M2, 7.774%, (30-day SOFR Average + 3.90%), 4/25/43(1)(5)	500	527,319
GCAT Trust, Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(3)	308	308,145
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	512	88,947
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(4)(6)	652	9,490
Series 2022-173, Class S, 8.369%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	161	177,944
Series 2022-175, Class SB, 8.369%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	663	696,757
Series 2022-195, Class AS, 8.63%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(4)	187	212,212
Series 2022-197, Class SW, 6.918%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(4)	130	135,789
Series 2023-13, Class SA, 1.482%, (5.40% - 30-day SOFR Average), 1/20/53(4)(6)	747	34,595
Series 2023-19, Class SD, 2.382%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	515	32,310
Series 2023-22, Class ES, 2.382%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	507	32,449
Series 2023-24, Class SB, 1.232%, (5.15% - 30-day SOFR Average), 2/20/53(4)(6)	1,014	36,151
Series 2023-24, Class SG, 2.382%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	507	31,610
Series 2023-38, Class LS, 2.382%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	509	31,201
Series 2023-47, Class HS, 2.382%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	178	10,921
Series 2023-47, Class SC, 2.332%, (6.25% - 30-day SOFR Average), 3/20/53(4)(6)	254	15,405
Series 2023-65, Class G, 8.185%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	382	419,168
Series 2023-89, Class SE, 2.132%, (6.05% - 30-day SOFR Average), 6/20/53(4)(6)	1,766	92,771
Series 2023-96, Class BL, 6.00%, 7/20/53	650	677,813
Series 2023-96, Class DB, 6.00%, 7/20/53(7)	750	782,392
Series 2023-98, Class BW, 6.00%, 7/20/53	250	260,719

Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	$1,000	$ 1,043,174
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,085,968
Series 2023-100, Class JL, 6.00%, 7/20/53	500	521,221
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	202	218,372
Series 2023-133, Class S, 9.847%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(4)	386	432,432
Series 2023-149, Class S, 9.697%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(4)	255	284,957
Series 2023-153, Class SM, 12.329%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(4)	163	191,947
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,563,899
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,035,624
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,053,589
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,563,908
Series 2023-182, Class EL, 6.00%, 12/20/53	500	520,667
Series 2024-1, Class GL, 6.00%, 1/20/54	500	521,057
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,043,014
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	2,000	2,086,536
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	742	115,946
Series 2024-83-Principal Only, Class BO, 6/20/53(8)	1,010	865,969
Series 2024-112, Class EZ, 6.00%, 7/20/54	544	568,020
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,142	2,188,369
Series 2024-183, Class ZA, 6.00%, 8/20/54	1,600	1,670,730
Series 2024-196, Class Z, 5.50%, 12/20/54	528	531,746
Series 2024-197, Class JY, 6.50%, 12/20/54	584	617,746
Series 2025-1, Class BY, 6.50%, 1/20/55	733	777,919
Series 2025-39, Class CM, 7.818%, (30-day SOFR Average + 3.90%), 3/20/55(5)	1,145	1,185,813
Series 2025-41, Class MT, 6.851%, (30-day SOFR Average + 2.933%), 3/20/65(5)	521	528,692
Series 2025-41, Class NT, 6.851%, (30-day SOFR Average + 2.933%), 3/20/55(5)	526	538,890
Series 2025-41, Class QM, 7.818%, (30-day SOFR Average + 3.90%), 3/20/55(5)	565	585,001
Series 2025-62, Class FM, 8.118%, (30-day SOFR Average + 4.20%), 4/20/55(5)	574	592,837
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00), 4/20/55(4)	680	698,765
Series 2025-64, Class FM, 8.178%, (30-day SOFR Average + 4.26%), 4/20/55(5)	639	660,231
Series 2025-69, Class VN, 10.00%, (68.67% - 30-day SOFR Average x 13.33), 4/20/55(4)	680	709,504
Series 2025-82, Class FL, 8.418%, (30-day SOFR Average + 4.50%), 5/20/55(5)	966	998,493
Series 2025-83, Class MU, 8.218%, (30-day SOFR Average + 4.30%), 4/20/55(5)	909	929,677
Series 2025-90, Class MB, 8.218%, (30-day SOFR Average + 4.30%), 5/20/55(5)	909	930,871
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(4)	979	1,023,547
Series 2025-139, Class MT, 7.218%, (30-day SOFR Average + 3.30%), 4/20/55(5)	841	858,267
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(4)	997	1,034,945
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(4)	$992	$ 1,022,618
Series 2025-205, Class SP, 8.064%, (29.98% - 30-day SOFR Average x 5.50), 11/20/55(4)	1,000	1,106,363
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(2)	583	593,327
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.232%, (1 mo. SOFR + 6.50%), 5/25/59(1)(5)	1,000	1,024,388
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	120,008
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(5)	1,000	1,004,490
PRPM Trust:
Series 2021-NQM2, Class B2, 6.892%, 8/25/68(1)(2)	1,600	1,608,608
Series 2024-NQM4, Class B1, 7.595%, 12/26/69(1)(2)	1,440	1,481,756
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(2)	1,000	1,021,675
Total Collateralized Mortgage Obligations (identified cost $70,047,525)		$72,460,779

Government National Mortgage Association Participation Agreements — 5.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
5.425%, 1/1/59(9)	$3,763	$ 3,773,475
8.02%, 9/10/27(9)	1,789	1,787,441
Total Government National Mortgage Association Participation Agreements (identified cost $5,552,239)		$ 5,560,916

U.S. Government Agency Mortgage-Backed Securities — 65.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, 1/1/55	$1,129	$ 1,162,406
6.50%, 3/1/53	160	168,646
Federal National Mortgage Association:
5.50%, with various maturities to 2054	575	587,439
6.00%, with various maturities to 2053	630	653,697
6.50%, with various maturities to 2053	864	910,037
7.00%, 6/1/53	99	105,902
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	11,080	9,958,592
4.00%, 5/20/52	153	145,115
4.50%, with various maturities to 2052	346	340,427
5.00%, with various maturities to 2052(7)	6,306	6,355,363

Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, with various maturities to 2062	$3,485	$ 3,572,414
6.00%, with various maturities to 2054	6,861	7,135,802
6.50%, with various maturities to 2063	6,242	6,535,198
7.00%, with various maturities to 2062	4,345	4,541,058
7.50%, 6/20/64	241	249,420
Government National Mortgage Association II:
6.00%, with various maturities to 2053	918	950,571
6.50%, 7/20/53	573	601,689
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	7,780	6,877,614
5.00%, 30-Year, TBA(10)	11,300	11,273,516
5.50%, 30-Year, TBA(10)	8,100	8,214,223
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $69,792,812)		$70,339,129

Short-Term Investments — 3.5%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	1,680,805	$ 1,680,805
Total Affiliated Fund (identified cost $1,680,805)		$ 1,680,805
U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(12)	$2,040	$ 2,021,902
Total U.S. Treasury Obligations (identified cost $2,020,853)		$ 2,021,902
Total Short-Term Investments (identified cost $3,701,658)		$ 3,702,707
Total Purchased Swaptions — 0.0%† (identified cost $18,000)		$ 4,516
Total Investments — 142.6% (identified cost $150,029,506)		$153,002,478

TBA Sale Commitments — (15.8)%
U.S. Government Agency Mortgage-Backed Securities — (15.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	$(7,780)	$ (6,995,301)
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
3.00%, 30-Year, TBA(10)	$(7,780)	$ (6,986,183)
3.00%, 30-Year, TBA(10)	(3,300)	(2,960,713)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $16,985,902)		$(16,942,197)
Total TBA Sale Commitments (proceeds $16,985,902)		$(16,942,197)
Other Assets, Less Liabilities — (26.8)%		$(28,758,730)
Net Assets — 100.0%		$107,301,551

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $30,452,736 or 28.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Purchased Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	Goldman Sachs International	USD	7,000,000	5/4/26	$4,516
Total					$4,516

†	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	459	Long	3/31/26	$50,170,852	$(211,922)
U.S. Ultra-Long Treasury Bond	(26)	Short	3/20/26	(3,068,000)	74,695
					$(137,227)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$2,000	5.50% (pays monthly)	5.42%	10/10/29	$15,000	$—	$15,000
Total		$2,000				$15,000	$ —	$15,000

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into futures contracts and swaptions to hedge interest rate risk and to manage duration.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of December 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	12/11/25	On Demand(1)	3.83%	$2,435,533	$2,440,716
TD Securities (USA), LLC	12/11/25	On Demand(1)	3.88	1,760,025	1,763,818
TD Securities (USA), LLC	12/11/25	1/14/26	3.88	1,002,239	1,004,399
MUFG Securities Americas, Inc.	12/29/25	1/6/26	4.30	5,444,361	5,445,661
Total Investments				$10,642,158	$10,654,594

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At December 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days.
At December 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed securities having an aggregate market value of $11,707,529.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,680,805, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,081,710	$27,751,858	$ (29,152,763)	$ —	$ —	$1,680,805	$25,472	1,680,805

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Mortgage Access Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$934,431	$ —	$934,431
Collateralized Mortgage Obligations	—	72,460,779	—	72,460,779
Government National Mortgage Association Participation Agreements	—	5,560,916	—	5,560,916
U.S. Government Agency Mortgage-Backed Securities	—	70,339,129	—	70,339,129
Short-Term Investments:
Affiliated Fund	1,680,805	—	—	1,680,805
U.S. Treasury Obligations	—	2,021,902	—	2,021,902
Purchased Swaptions	—	4,516	—	4,516
Total Investments	$1,680,805	$151,321,673	$ —	$153,002,478
Futures Contracts	$74,695	$ —	$ —	$74,695
Swap Contracts	—	15,000	—	15,000
Total	$1,755,500	$151,336,673	$ —	$153,092,173
Liability Description
TBA Sale Commitments	$ —	$(16,942,197)	$ —	$(16,942,197)
Futures Contracts	(211,922)	—	—	(211,922)
Total	$(211,922)	$(16,942,197)	$ —	$(17,154,119)
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Credit Default Swaps - Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.